Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000096616 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096616 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096616 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096616 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096616 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096616 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096616 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096616 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000096616 | A
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000096616 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096616 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096616 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000096616 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096616 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096616 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096616 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096618 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096618 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096618 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096618 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096618 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096618 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096618 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096618 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000096618 | A
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000096618 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096618 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096618 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000096618 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096618 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096618 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096618 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096619 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096619 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096619 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096619 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096619 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096619 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096619 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096619 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000096619 | A
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000096619 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096619 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096619 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000096619 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096619 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096619 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096619 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096620 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000096620 | New York
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096620 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096620 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000096620 | California
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000096620 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096620 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000096620 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000096620 | A
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000096620 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000096620 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096620 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000096620 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000096620 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000096620 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096620 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	1.00%